Institutional [Member] Expense Example - Institutional - Harding Loevner International Small Companies Portfolio - Institutional Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,317